Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2030 Fund
December 31, 2024
AFF30-NPRT3-0325
1.811336.120
Bond Funds - 38.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	2,140,086	20,673,235
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	20,954,351	154,433,567
Fidelity Series Emerging Markets Debt Fund (b)	1,842,201	14,553,387
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	504,347	4,312,168
Fidelity Series Floating Rate High Income Fund (b)	282,028	2,538,248
Fidelity Series High Income Fund (b)	1,815,617	15,632,459
Fidelity Series International Credit Fund (b)	210,187	1,734,046
Fidelity Series International Developed Markets Bond Index Fund (b)	16,157,392	140,246,163
Fidelity Series Investment Grade Bond Fund (b)	62,867,692	621,132,800
Fidelity Series Long-Term Treasury Bond Index Fund (b)	21,315,603	113,185,851
Fidelity Series Real Estate Income Fund (b)	286,859	2,816,952
TOTAL BOND FUNDS (Cost $1,253,568,083)		1,091,258,876

Domestic Equity Funds - 35.2%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	9,441,759	150,218,387
Fidelity Advisor Series Growth Opportunities Fund (b)	6,377,285	105,544,070
Fidelity Advisor Series Small Cap Fund (b)	2,802,091	31,411,442
Fidelity Series All-Sector Equity Fund (b)	5,426,004	67,933,569
Fidelity Series Commodity Strategy Fund (b)	66,754	5,751,545
Fidelity Series Intrinsic Opportunities Fund (b)	759,460	8,073,057
Fidelity Series Large Cap Stock Fund (b)	8,790,109	201,732,996
Fidelity Series Large Cap Value Index Fund (b)	1,201,311	19,593,389
Fidelity Series Opportunistic Insights Fund (b)	5,348,197	129,372,875
Fidelity Series Small Cap Core Fund (b)	496,916	6,067,347
Fidelity Series Small Cap Discovery Fund (b)	753,022	8,192,881
Fidelity Series Small Cap Opportunities Fund (b)	2,796,438	40,911,882
Fidelity Series Stock Selector Large Cap Value Fund (b)	8,572,950	117,449,411
Fidelity Series Value Discovery Fund (b)	7,782,786	120,633,189
TOTAL DOMESTIC EQUITY FUNDS (Cost $664,368,550)		1,012,886,040

International Equity Funds - 26.5%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	3,486,114	54,662,275
Fidelity Series Emerging Markets Fund (b)	5,604,340	48,645,673
Fidelity Series Emerging Markets Opportunities Fund (b)	10,926,401	200,171,664
Fidelity Series International Growth Fund (b)	7,999,051	139,423,464
Fidelity Series International Small Cap Fund (b)	2,421,635	39,230,491
Fidelity Series International Value Fund (b)	11,767,778	140,271,914
Fidelity Series Overseas Fund (b)	10,386,842	139,599,157
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $556,337,006)		762,004,638

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/16/2025 (d)	4.58	20,000	19,967
US Treasury Bills 0% 1/2/2025 (d)	4.52 to 4.55	300,000	300,000
US Treasury Bills 0% 1/23/2025 (d)	4.55	3,450,000	3,441,458
US Treasury Bills 0% 1/30/2025 (d)	4.45 to 4.51	3,050,000	3,039,966
US Treasury Bills 0% 1/9/2025 (d)	4.58	190,000	189,844
US Treasury Bills 0% 2/6/2025 (d)	4.47	100,000	99,589
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,088,993)			7,090,824

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $3,444,367)	4.36	3,443,679	3,444,367

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,484,806,999)	2,876,684,745
NET OTHER ASSETS (LIABILITIES) - 0.0%	(440,647)
NET ASSETS - 100.0%	2,876,244,098

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	222	Mar 2025	25,169,250	(834,225)	(834,225)
ICE MSCI Emerging Markets Index Contracts (United States)	713	Mar 2025	38,280,970	(1,326,326)	(1,326,326)

TOTAL EQUITY CONTRACTS					(2,160,551)

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	721	Mar 2025	78,408,750	(685,143)	(685,143)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	125	Mar 2025	13,288,086	(51,928)	(51,928)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	234	Mar 2025	26,639,438	(660,249)	(660,249)

TOTAL INTEREST RATE CONTRACTS					(1,397,320)

TOTAL PURCHASED					(3,557,871)

Sold

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	174	Mar 2025	51,641,025	1,589,660	1,589,660

TOTAL FUTURES CONTRACTS					(1,968,211)
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,963,823.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,728,846	60,452,311	60,736,753	158,379	(37)	-	3,444,367	3,443,679	0.0%
Total	3,728,846	60,452,311	60,736,753	158,379	(37)	-	3,444,367	3,443,679

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	154,903,635	47,140,224	36,403,951	34,469,003	6,310,010	(21,731,531)	150,218,387	9,441,759
Fidelity Advisor Series Growth Opportunities Fund	109,228,514	18,027,598	34,244,013	9,022,745	5,654,127	6,877,844	105,544,070	6,377,285
Fidelity Advisor Series Small Cap Fund	53,563,615	8,959,162	25,929,646	8,056,328	3,991,007	(9,172,696)	31,411,442	2,802,091
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	735,065	21,909,480	1,850,218	386,936	(2,617)	(118,475)	20,673,235	2,140,086
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	150,559,674	27,499,367	18,730,204	5,321,045	(912,509)	(3,982,761)	154,433,567	20,954,351
Fidelity Series All-Sector Equity Fund	51,399,594	23,814,938	9,979,669	4,446,264	634,554	2,064,153	67,933,570	5,426,004
Fidelity Series Canada Fund	59,247,422	4,857,348	10,989,598	1,629,923	2,305,544	(758,441)	54,662,275	3,486,114
Fidelity Series Commodity Strategy Fund	20,361,148	7,007,665	20,600,718	720,565	(11,505,619)	10,489,069	5,751,545	66,754
Fidelity Series Emerging Markets Debt Fund	15,644,573	1,059,832	2,246,864	638,949	(344,893)	440,739	14,553,387	1,842,201
Fidelity Series Emerging Markets Debt Local Currency Fund	4,865,048	249,665	593,133	199,254	(65,332)	(144,080)	4,312,168	504,347
Fidelity Series Emerging Markets Fund	61,956,962	2,181,015	15,604,780	1,360,813	152,465	(39,989)	48,645,673	5,604,340
Fidelity Series Emerging Markets Opportunities Fund	248,550,213	6,881,333	63,648,815	4,104,765	6,488,185	1,900,748	200,171,664	10,926,401
Fidelity Series Floating Rate High Income Fund	2,751,911	218,368	416,736	182,462	(20,436)	5,141	2,538,248	282,028
Fidelity Series Government Money Market Fund	69,499	3,201,456	3,270,955	32,391	-	-	-	-
Fidelity Series High Income Fund	15,718,723	2,145,920	2,497,246	794,342	(57,588)	322,649	15,632,458	1,815,617
Fidelity Series International Credit Fund	1,652,326	81,403	18,206	81,402	1,508	17,015	1,734,046	210,187
Fidelity Series International Developed Markets Bond Index Fund	119,542,718	38,447,328	16,484,353	4,589,648	(373,825)	(885,705)	140,246,163	16,157,392
Fidelity Series International Growth Fund	167,321,220	14,600,814	33,371,267	5,765,282	7,026,783	(16,154,086)	139,423,464	7,999,051
Fidelity Series International Small Cap Fund	46,710,790	4,283,302	8,890,440	3,748,233	1,852,306	(4,725,467)	39,230,491	2,421,635
Fidelity Series International Value Fund	168,121,129	11,391,694	32,197,014	6,316,785	8,141,889	(15,185,784)	140,271,914	11,767,778
Fidelity Series Intrinsic Opportunities Fund	-	8,188,586	-	21	-	(115,529)	8,073,057	759,460
Fidelity Series Investment Grade Bond Fund	676,526,317	51,523,859	102,876,926	21,609,169	(7,729,854)	3,689,404	621,132,800	62,867,692
Fidelity Series Large Cap Stock Fund	207,899,317	23,319,223	40,043,824	16,162,434	10,134,276	424,004	201,732,996	8,790,109
Fidelity Series Large Cap Value Index Fund	20,601,690	2,715,226	4,219,194	584,188	804,264	(308,597)	19,593,389	1,201,311
Fidelity Series Long-Term Treasury Bond Index Fund	151,753,342	8,145,433	39,636,778	3,450,799	(14,153,599)	7,077,453	113,185,851	21,315,603
Fidelity Series Opportunistic Insights Fund	122,872,209	25,600,451	28,821,883	8,241,461	5,816,728	3,905,370	129,372,875	5,348,197
Fidelity Series Overseas Fund	167,769,953	8,979,273	31,006,850	3,107,848	6,909,641	(13,052,860)	139,599,157	10,386,842
Fidelity Series Real Estate Income Fund	3,001,356	187,753	419,790	151,787	4,026	43,607	2,816,952	286,859
Fidelity Series Short-Term Credit Fund	91,657	288	91,387	289	2,002	(2,560)	-	-
Fidelity Series Small Cap Core Fund	6,116,751	1,620,677	1,841,043	82,518	132,483	38,479	6,067,347	496,916
Fidelity Series Small Cap Discovery Fund	-	8,345,805	-	20	-	(152,924)	8,192,881	753,022
Fidelity Series Small Cap Opportunities Fund	67,771,819	9,308,707	34,135,198	5,482,778	8,966,665	(11,000,111)	40,911,882	2,796,438
Fidelity Series Stock Selector Large Cap Value Fund	121,110,307	25,122,088	27,077,907	10,925,690	3,613,431	(5,318,508)	117,449,411	8,572,950
Fidelity Series Value Discovery Fund	124,066,072	25,965,971	27,552,491	4,738,098	1,719,026	(3,565,389)	120,633,189	7,782,786
	3,122,484,569	442,981,252	675,691,097	166,404,235	45,494,648	(69,119,818)	2,866,149,554	241,583,606

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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